Lines of business - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of principal businesses (segment) | Segment	2
United Kingdom
Segment Reporting Information [Line Items]
Revenues | $	$ 2.2	$ 2.3	$ 2.3
Percentage of revenue (percent)	14.00%	15.00%	15.00%